Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Net Carrying Amount	$ 0	$ 307
Other Intangible Assets
Intangible Asset, Acquired, Finite-Lived [Line Items]
EU ETS Tax Credits	11,600	5,900
Goodwill [Line Items]
EU ETS Tax Credits	11,600	5,900
Customer Relationships [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Net Carrying Amount	0	307
Gross Carrying Amount	5,700	5,700
Finite-Lived Intangible Assets, Accumulated Amortization	$ (5,700)	$ (5,400)